Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000009557 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Equity Portfolio
Average Annual Return, Percent		27.73%	11.40%	13.94%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		22.32%	13.40%	15.50%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		27.12%	11.17%	11.52%